Parent Entity Information	12 Months Ended
Jun. 30, 2025
Disclosure Of Parent Entity Information [abstract]
Parent Entity Information
NOTE 34. PARENT ENTITY INFORMATION
Set out below is the supplementary information about the parent entity.
Statement of comprehensive income

	Parent
	June 30, 2025 A$	June 30, 2024 A$	June 30, 2023 A$
Loss after income tax	(47,049,922)	(44,253,769)	(36,303,847)

Total comprehensive loss	(47,049,922)	(44,253,769)	(36,303,847)

Statement of financial position

	Parent
	June 30, 2025 A$	June 30, 2024 A$
Total current assets	44,875,580	105,732,316
Total non current assets	102,844,317	87,968,063

Total assets	147,719,897	193,700,379

Total current liabilities	3,822,498	2,922,119
Total non current liabilities	482,871	1,477,353

Total liabilities	4,305,369	4,399,472

Equity
— Contributed equity	544,731,830	542,105,187
— Reserves	26,177,296	27,640,396
— Accumulated losses	(427,494,598)	(380,444,676)

Total equity	143,414,528	189,300,907

Parent company financial information is presented in order to meet the
disclosure requirements of Australian Accounting Standards, which permits investments in subsidiaries to be measured at cost.
Guarantees of financial support
There are no guarantees entered into by the parent entity.
Contingent liabilities of the parent entity
Refer to note 26 for details in relation to contingent liabilities as at June 30, 2025 and June 30, 2024.
Capital commitments – Property, plant and equipment
The parent entity did not have any capital commitments for property, plant and equipment at as June 30, 2025 and June 30, 2024.